Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

November 14, 2014

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the “Trust”)

No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo Advantage California Limited Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund and Wells Fargo Advantage Pennsylvania Tax-Free Fund (each a "Fund" and, collectively, the “Funds”). The interactive data relates to summary information that mirrors each Fund’s summary information in its prospectus  supplement dated November 10, 2014 (SEC Accession No. 0001081400-14-000430). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Funds.

If you have any questions, please contact me at (617) 210-3682.

Very truly yours,

  /s/ Maureen Towle

Maureen Towle

Senior Counsel